united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2024

Item 1. Reports to Stockholders.

(a)

Sterling Capital Focus Equity ETF

(LCG) NYSE Arca, Inc.

Semi-Annual Shareholder Report - November 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sterling Capital Focus Equity ETF for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.sterlingcapital.com/etf/. You can also request this information by contacting us at (888) 228-1872.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$32	0.59%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$40,808,262
  Number of Portfolio Holdings21
  Advisory Fee $149,026
  Portfolio Turnover24%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
78.2%
Industrials
8.2%
Health Care
4.7%
Consumer Discretionary
4.6%
Communications
4.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	4.4%
Consumer Discretionary	4.6%
Health Care	4.7%
Industrials	8.2%
Technology	78.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Adyen N.V.	10.5%
Shopify, Inc., Class A	9.7%
S&P Global, Inc.	7.7%
CoStar Group, Inc.	6.7%
MongoDB, Inc.	4.8%
IDEXX Laboratories, Inc.	4.7%
Amazon.com, Inc.	4.6%
Saia, Inc.	4.6%
Alphabet, Inc., Class C	4.4%
Veeva Systems, Inc., Class A	4.3%

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.

S

MCMLXX

PULSUS UT LIBERA™

STERLING

CAPITAL ACTIVE ETF

Sterling Capital Focus Equity ETF

Semi-Annual Shareholder Report - November 30, 2024

Additional information is available on the Fund's website ( www.sterlingcapital.com/etf/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113024-LCG

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

STERLING CAPITAL FOCUS EQUITY ETF

LCG

Semi-Annual Financial Statements and Other Information

November 30, 2024

STERLING CAPITAL FOCUS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1%
	CAPITAL MARKETS - 7.7%
6,046	S&P Global, Inc.	$3,159,095

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
2,853	MSCI, Inc.	1,739,274

	E-COMMERCE DISCRETIONARY - 4.6%
9,055	Amazon.com, Inc.(a)	1,882,444

	HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
4,500	IDEXX Laboratories, Inc.(a)	1,897,875

	HEALTH CARE TECHNOLOGY - 4.3%
7,746	Veeva Systems, Inc., Class A(a)	1,764,926

	INTERNET MEDIA & SERVICES - 4.4%
10,501	Alphabet, Inc., Class C	1,790,315

	IT SERVICES - 9.7%
34,246	Shopify, Inc., Class A(a)	3,958,838

	PROFESSIONAL SERVICES - 6.7%
33,723	CoStar Group, Inc.(a)	2,743,029

	ROAD & RAIL - 3.6%
6,600	Old Dominion Freight Line, Inc.	1,485,924

	SEMICONDUCTORS - 6.9%
2,046	ASML Holding N.V. - ADR	1,404,804
18,161	Tokyo Electron Ltd. - ADR	1,420,486
		2,825,290
	SOFTWARE - 28.1%
5,275	Atlassian Corporation, Class A(a)	1,390,385
4,109	Cadence Design Systems, Inc.(a)	1,260,682
2,204	HubSpot, Inc.(a)	1,589,194

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	SOFTWARE - 28.1% (Continued)
2,862	Microsoft Corporation	$1,211,943
6,038	MongoDB, Inc.(a)	1,947,195
1,405	ServiceNow, Inc.(a)	1,474,463
2,254	Synopsys, Inc.(a)	1,258,836
5,307	Workday, Inc., Class A(a)	1,326,697
		11,459,395
	TECHNOLOGY SERVICES - 10.5%
293,994	Adyen N.V. - ADR(a)	4,268,793

	TRANSPORTATION & LOGISTICS - 4.6%
3,271	Saia, Inc.(a)	1,861,461

	TOTAL COMMON STOCKS (Cost $36,561,397)	40,836,659

	TOTAL INVESTMENTS - 100.1% (Cost $36,561,397)	$40,836,659
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(28,397)
	NET ASSETS - 100.0%	$40,808,262

ADR	- American Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

November 30, 2024

ASSETS
Investment securities:
Securities at Cost	$36,561,397
Securities at Value	$40,836,659
Cash	14,841
Dividends receivable	8,265
TOTAL ASSETS	40,859,765

LIABILITIES
Investment advisory fee payable	51,503
TOTAL LIABILITIES	51,503
NET ASSETS	$40,808,262

Net Assets Consist of:
Paid in capital	$42,722,376
Accumulated deficit	(1,914,114)
NET ASSETS	$40,808,262

Net Asset Value Per Share:
Net Assets	$40,808,262
Shares of beneficial interest outstanding (a)	1,300,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$31.39

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended November 30, 2024

INVESTMENT INCOME
Dividends	$44,156

EXPENSES
Investment advisory fees	149,026

NET INVESTMENT LOSS	(104,870)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	2,450,559
Net realized gain on in-kind transactions	1,310,761
Net change in unrealized appreciation on investments	4,464,690

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,226,010

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,121,140

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2024	For the Year Ended May 31, 2024
	(Unaudited)
FROM OPERATIONS:
Net investment loss	$(104,870)	$(261,920)
Net realized gain (loss) on investment transactions	2,450,559	(2,023,198)
Net realized gain from in-kind transactions	1,310,761	1,310,761
Net change in unrealized appreciation on investments	4,464,690	5,108,166
Net increase in net assets resulting from operations	8,121,140	4,133,809

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	-	4,940,969
Payments for shares redeemed	(29,635,363)	(6,012,878)
Transaction Fees (Note 5)	-	-
Net decrease in net assets from shares of beneficial interest	(29,635,363)	(1,071,909)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,514,223)	3,061,900

NET ASSETS:
Beginning of Period	62,322,485	59,260,585
End of Period	$40,808,262	$62,322,485

SHARE ACTIVITY
Shares Sold	-	175,000
Shares Redeemed	(1,075,000)	(250,000)
Net decrease in shares of beneficial interest outstanding	(1,075,000)	(75,000)

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the Six Months Ended November 30, 2024	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Period Ended May 31, 2021 *
	(Unaudited)
Net asset value, beginning of period	$26.24	$24.19	$21.04	$27.58	$25.00

Activity from investment operations:
Net investment loss (1)	(0.06)	(0.11)	(0.07)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	5.21	2.16	3.22	(6.46)	2.61
Total from investment operations	5.15	2.05	3.15	(6.54)	2.58

Net asset value, end of period	$31.39	$26.24	$24.19	$21.04	$27.58

Market price, end of period	$26.23	$26.23	$24.21	$21.02	$27.60

Total return (3)	8.47%	8.47%	14.97%	(23.71)%	10.32	%(2)

Market total return	4.94%	4.94%	15.18%	(23.84)%	10.40	%(2)

Net assets, end of period (000s)	$40,808	$62,322	$59,261	$53,130	$21,373

Ratio of gross expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.59	%(4)
Ratio of net expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.59	%(4)
Ratio of net investment loss to average net assets	(0.42)%	(0.41)%	(0.34)%	(0.29)%	(0.14	)%(4)
Portfolio Turnover Rate (5)	24%	28%	19%	39%	32	%(2)

*	The Sterling Capital Focus Equity ETF commenced operations on August 26, 2020.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Not annualized.
(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.
(4)	Annualized.
(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2024

1.	ORGANIZATION

The Sterling Capital Focus Equity ETF (the “Fund”) is a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund investment objective is long-term capital appreciation. The Fund commenced operations on August 26, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Security Valuation – The Fund records its investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation

STERLING CAPITAL FOCUS EQUITY ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2024

procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

STERLING CAPITAL FOCUS EQUITY ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$40,836,659	$-	$-	$40,836,659
Total	$40,836,659	$-	$-	$40,836,659

The Fund did not hold any Level 2 or 3 securities during the year.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually for the Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to the uncertain tax positions taken on returns filed for open tax years of May 31, 2022 through May 31, 2024 or expected to be taken on the Fund’s May 31, 2025 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the six months ended November 30, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which there is reasonable possibility that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts

STERLING CAPITAL FOCUS EQUITY ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2024

that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments and U.S. government securities, amounted to the following:

Fund	Purchases	Sales
Sterling Capital Focus Equity ETF	$17,612,711	$17,868,726

For the six months ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

Fund	Purchases	Sales
Sterling Capital Focus Equity ETF	$4,924,647	$5,994,034

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Sterling Capital Management LLC (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.59% of the Fund’s average daily net assets. For the six months ended November 30, 2024, the Sterling Capital Focus Equity ETF incurred $149,026 in advisory fees.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Trust, with respect to the Fund, has adopted the Trust’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Fund to pay the Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of November 30, 2024, the Plan has not been activated. For the six months ended November 30, 2024, the Fund did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b-l fees; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for

STERLING CAPITAL FOCUS EQUITY ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2024

providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Each Trustee who is not affiliated with the Trust (“Independent Trustees”) or an adviser receives quarterly fees. For the six months ended November 30, 2024, the Independent Trustees received fees in the amount of $10,466 from the Fund, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of the Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund are listed in the table below:

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Sterling Capital Focus Equity ETF	$250	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At November 30, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Sterling Capital Focus Equity ETF	$36,584,326	$4,948,764	$(696,431)	$4,252,333

STERLING CAPITAL FOCUS EQUITY ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2024

7.	TAX COMPONENTS OF CAPITAL

As of May 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Sterling Capital Focus Equity ETF	$-	$(1,403,906)	$(8,418,991)	$-	$(212,357)	$(10,035,254)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $114,805.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,289,101.

At May 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$5,091,089	$3,327,902	$8,418,991	$-

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for transfers in kind and adjustments for prior year tax returns resulted in reclassifications for the Fund for the fiscal year/period ended May 31, 2024 as follows:

Paid In Capital	Accumulated Deficit
$1,092,975	$(1,092,975)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

STERLING CAPITAL FOCUS EQUITY ETF

ADDITIONAL INFORMATION (Unaudited)

November 30, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-888-228-1872 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang Principal Executive Officer

Date:	2/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang Principal Executive Officer

Date:	2/3/2025

By	/s/ Sam Singh
Sam Singh Principal Financial Officer

Date:	2/3/2025